Intangible Assets, Net	6 Months Ended
Mar. 31, 2023
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NOTE 9 — INTANGIBLE ASSETS, NET

Intangible assets, net consist of the following:

	Useful life	March 31, 2023	September 30, 2022
Land use rights	50 years	$261,806	$252,757
Software	3 years	21,977	21,217
Total		283,783	273,974
Less: accumulated amortization		(123,313)	(116,523)
Intangible assets, net		$160,470	$157,451

Amortization expense was $2,577 and $2,821 for the six months ended March 31, 2023 and 2022, respectively.

Estimated future amortization expense for intangible assets is as follows:

Twelve months ending March 31,	Amortization expense

2024	$5,236
2025	5,236
2026	5,236
2027	5,236
2028	5,236
Thereafter	134,289
$160,470